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                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                          VAN KAMPEN ASIAN EQUITY FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                         VAN KAMPEN LATIN AMERICAN FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                 SUPPLEMENT DATED MARCH 19, 2003 TO EACH FUND'S
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 25, 2002,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    Each Prospectus is hereby supplemented as follows:

    (1) Effective on or about February 28, 2003, the first sentence in the section of each prospectus entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER" is hereby deleted and replaced with the following:

    Van Kampen Investment Advisory Corp. is the investment adviser (the "Adviser" or "Advisory Corp.") of the Fund.

    (2) Effective on or about February 28, 2003, the section of each prospectus entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is titled "INVESTMENT ADVISORY
SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT" and the second paragraph after the table in that section is hereby deleted in its entirety.

                                                                     MS SPT 3/03
                                                                        65011SPT
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    (3) Effective on or about February 28, 2003, the section of each prospectus entitled "FOR MORE INFORMATION -- INVESTMENT ADVISER AND ADMINISTRATOR" is titled "FOR MORE INFORMATION -- INVESTMENT ADVISER".

    (4) Effective on or about February 28, 2003, the section of each prospectus entitled "FOR MORE INFORMATION -- CUSTODIAN" is deleted in its entirety and replaced with the following:

    CUSTODIAN
    State Street Bank and Trust Company
    225 West Franklin Street, PO Box 1713
    Boston, MA 02110-1713

    (5) Effective March 1, 2003, in all instances the transfer agent's mailing address is changed to:

    Van Kampen Investor Services Inc.
    PO Box 947
    Jersey City, NJ 07303-0947

    With respect to the Van Kampen Emerging Markets Fund Prospectus only, the Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Emerging Markets Equity team. The team is made up of established investment professionals. Current members of the team include Narayan Ramachandran, Ruchir Sharma and Ashutosh Sinha, Managing Directors of the Subadviser. The composition of the team may change without notice from time to time.

    With respect to the Van Kampen Asian Equity Fund Prospectus only, the Prospectus is hereby supplemented as follows:

    The Board of Trustees for the Van Kampen Series Fund, Inc. has approved a proposed reorganization of its series, the Van Kampen Asian
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Equity Fund ("Asian Equity"), into another of its series, the Van Kampen
Emerging Markets Fund ("Emerging Markets"). Shareholders of Asian Equity will receive a proxy that will enable them to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of Asian Equity for approval at a special meeting of shareholders.

    If the proposed reorganization is approved, shareholders will receive shares of Emerging Markets in exchange for their shares of Asian Equity. The combined fund would be managed in accordance with the investment objective, policies and strategies of Emerging Markets. Upon completion of the reorganization, Asian Equity will be dissolved under state law.

    Asian Equity will be closed for purchases by new investors at the close of business on April 17, 2003.

    With respect to the Van Kampen Latin American Fund Prospectus only, the Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Van Kampen Series Fund, Inc. has approved a proposed reorganization of its series, the Van Kampen Latin American Fund ("Latin American"), into another of its series, the Van Kampen Emerging Markets Fund ("Emerging Markets"). Shareholders of Latin American will receive a proxy that will enable them to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of Latin American for approval at a special meeting of shareholders.

    If the proposed reorganization is approved, shareholders will receive shares of Emerging Markets in exchange for their shares of Latin American. The combined fund would be managed in accordance with the investment objective, policies and strategies of Emerging Markets. Upon completion of the reorganization, Latin American will be dissolved under state law.

    Latin American will be closed for purchases by new investors at the close of business on April 17, 2003.
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    (2) The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL --
PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Latin American Equity team. The team is made up of established investment professionals. Current members of the team include Ana Cristina Piedrahita, a Vice President of the Subadviser, William Scott Piper, a Vice President of the Subadviser, and Narayan Ramachandran, a Managing Director of the Subadviser. The composition of the team may change without notice from time to time.

    With respect to the Van Kampen Equity Growth Fund Prospectus only, the Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Large Cap Growth team. The team is made up of established investment professionals. Current members of the team include William S. Auslander, a Managing Director of the Subadviser, and Jeffrey Alvino, an Executive Director of the Subadviser. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE